CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 102,236	$ 86,282	$ 52,100
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax (recovery) expense of ($58) for the year ended January 31, 2023 (January 31, 2022 - ($348); January 31, 2021 - $290)	(18,063)	(11,204)	24,755
Total other comprehensive income (loss)	(18,063)	(11,204)	24,755
COMPREHENSIVE INCOME	$ 84,173	$ 75,078	$ 76,855